Amounts Receivable	12 Months Ended
Apr. 30, 2020
Trade And Other Receivables [Abstract]
Amounts Receivable
6.	Amounts Receivable

	April 30, 2020	April 30, 2019
Taxes receivable	$1,152	$2,486
Trades receivable	736	394
Sale of Altiplano (Note 8)	279	-
Other	83	216
	$2,250	$3,096